Short-term and Long-term Borrowings - Schedule of Long-Term Borrowings (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Debt Instrument [Line Items]
Long term borrowings	$ 78,389,239	¥ 510,023,905	¥ 76,052,124
Long-term Debt [Member]
Debt Instrument [Line Items]
Long term borrowings	78,389,239	510,023,905	76,052,124
P2P Platforms [Member] | 6% to 12% | Long-term Debt [Member]
Debt Instrument [Line Items]
Long term borrowings	$ 3,674	23,905	¥ 76,052,124
Trust Beneficiaries [Member] | 7.4% to 7.5% | Long-term Debt [Member]
Debt Instrument [Line Items]
Term	18 months
Long term borrowings	$ 78,385,565	¥ 510,000,000
Minimum [Member] | P2P Platforms [Member] | 6% to 12% | Long-term Debt [Member]
Debt Instrument [Line Items]
Long term fixed annual rate	6.00%	6.00%
Term	13 months
Minimum [Member] | Trust Beneficiaries [Member] | 7.4% to 7.5% | Long-term Debt [Member]
Debt Instrument [Line Items]
Long term fixed annual rate	7.40%	7.40%
Maximum [Member] | P2P Platforms [Member] | 6% to 12% | Long-term Debt [Member]
Debt Instrument [Line Items]
Long term fixed annual rate	12.00%	12.00%
Term	34 months
Maximum [Member] | Trust Beneficiaries [Member] | 7.4% to 7.5% | Long-term Debt [Member]
Debt Instrument [Line Items]
Long term fixed annual rate	7.50%	7.50%